Derivative Instruments - Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity (Parenthetical) (Detail) - CAD ($)
$ in Millions
12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 6,207,882	$ 6,789,847
Interest rate risk [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	48
Interest rate swaps [Member] | Interest rate risk [member] | USD LIBOR [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 43,642	$ 55,130
Interest rates swaps maturity period	Jun. 30, 2023	Dec. 31, 2021
Interest rate swaps [Member] | Interest rate risk [member] | GBP LIBOR [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0	$ 41
Interest rate swaps [Member] | Interest rate risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	94,152	92,296
Interest rate swaps [Member] | Interest rate risk [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	80,711	94,738
LIBOR Or Other Potentially Impacted IBORs [Member] | Interest rate swaps [Member] | Interest rate risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 35,519	$ 48,825
Interest rates swaps maturity period	Jun. 30, 2023	Dec. 31, 2021
LIBOR Or Other Potentially Impacted IBORs [Member] | Cross currency swaps and foreign exchange forwards [member] | Interest rate risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 718	$ 718
Interest rates swaps maturity period		Dec. 31, 2021
LIBOR Or Other Potentially Impacted IBORs [Member] | Cross currency swaps and foreign exchange forwards [member] | Interest rate risk [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0	$ 39
Interest rates swaps maturity period	Jun. 30, 2023	Dec. 31, 2021